Revenues- Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Revenues
Customer advances and deferred revenues	$ 87,042	¥ 605,970	$ 191,482
Payable to merchants	$ 16,742	116,557	$ 72,939
Customer liability		¥ 219,017		¥ 83,639